Performance Management	Jul. 18, 2025
EMERALD BANKING & FINANCE EVOLUTION FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Predecessor Fund will be transferred to the Fund in the Reorganization. If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the fourth quarter of 2025. The performance information shown below is that of the Predecessor Fund. Although the Fund is expected to be the successor to the Predecessor Fund following the Reorganization, the Fund’s investment strategy will differ materially from that of the Predecessor Fund such that the historical performance of the Predecessor Fund is not representative of the performance investors should reasonably expect from the Fund.

The bar chart below illustrates the performance of the Predecessor Fund’s Class A Shares, which will differ from other Classes of shares to the extent that the other Classes do not have the same expenses and inception dates. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end is available by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Emerald Finance and Banking Innovation Fund Calendar Year Annual Returns (Year Ended December 31) – Class A Shares:
Bar Chart Closing [Text Block]

The Class A Share's year-to-date return through June 30, 2025 was 4.89%.

During the periods shown in the bar chart, the highest return for a quarter was 45.62% during the quarter ended December 31, 2020 and the lowest return for a quarter was -39.58% during the quarter ended March 31, 2020.

Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax- qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Performance Availability Phone [Text]	1-855-828-9909
EMERALD BANKING & FINANCE EVOLUTION FUND | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	4.89%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	45.62%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(39.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
EMERALD GROWTH FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of Predecessor Fund will be transferred to the Fund in the Reorganization. If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the fourth quarter of 2025. Accordingly, the Fund is the successor to the Predecessor Fund, and the performance information shown is that of the Predecessor Fund. The Fund has an investment objective, strategies and policies substantially the same as the Predecessor Fund.

The bar chart below illustrates the performance of the Predecessor Fund’s Class A Shares, which will differ from other Classes of shares to the extent that the other classes do not have the same expenses and inception dates. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The performance table below shows how the Predecessor Fund’s average annual total returns for 1 year, 5 years and 10 years compare with those of a broad measure of market performance. The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers in effect. If fee waivers were not in place, the Predecessor Fund’s performance would be reduced. Updated performance information, current through the most recent month end is available by calling 1-855-828-9909.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Emerald Growth Fund Calendar Year Annual Returns (Year Ended December 31) - Class A
Bar Chart Closing [Text Block]
Best Quarter – June 30, 2020	32.13%
Worst Quarter – March 31, 2020	-24.26%
The Predecessor Fund’s Class A share year-to-date return as of June 30, 2025 was 5.30%.
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or individual retirement accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A Shares of the Predecessor Fund.
Performance Availability Phone [Text]	1-855-828-9909
EMERALD GROWTH FUND | Class A Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.30%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	32.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(24.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Emerald Insights Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

It is currently contemplated that before the Fund commences operation, substantially all of the assets of the Predecessor Fund will be transferred to the Fund in the Reorganization. If approved by shareholders of the Predecessor Fund, the Reorganization is expected to occur in the fourth quarter of 2025. Returns shown below were generated under the management of the Predecessor Fund’s investment adviser, which is the Sub-Adviser to the Fund. Although the Fund is expected to be the successor to the Predecessor Fund following the Reorganization, the Fund’s investment strategy will differ materially from that of the Predecessor Fund such that the historical performance of the Predecessor Fund is not representative of the performance investors should reasonably expect from the Fund.

The bar chart below illustrates the performance of the Predecessor Fund. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower. The information shows you how the Predecessor Fund’s performance has varied year by year during the periods indicated and provides some indication of the risks of investing in the Fund. The bar chart assumes reinvestment of dividends and distributions.

The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at www.emeraldetfs.com.

Performance Past Does Not Indicate Future [Text]	The Predecessor Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.
Performance Information Illustrates Variability of Returns [Text]	The information shows you how the Predecessor Fund’s performance has varied year by year during the periods indicated and provides some indication of the risks of investing in the Fund.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell Shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart [Heading]	Emerald Insights Fund Class A Shares Annual Total Returns (Year Ended December 31):
Bar Chart Closing [Text Block]

The Class A Share's year-to-date return through June 30, 2025 was 8.20%. During the periods shown in the bar chart, the highest return for a quarter was 35.17% during the quarter ended June 30, 2020 and the lowest return for a quarter was -23.71% during the quarter ended June 30, 2022.

Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated by using the highest historical individual U.S. federal marginal income tax rates (i.e., maximum rates) and do not include state or local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors who hold Fund shares in tax-qualified accounts (i.e., retirement plans or Individual Retirement Accounts).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period, since a higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C, Institutional Class and Investor Class shares will vary from those shown for Class A shares due to varying expenses among the classes.
Performance Availability Phone [Text]	www.emeraldetfs.com
Emerald Insights Fund | Class A [Default Label]
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.20%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	35.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(23.71%)
Lowest Quarterly Return, Date	Jun. 30, 2022